RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Norbord enters into various transactions with related parties which have been measured at exchange value and recognized in the consolidated financial statements. The following transactions have occurred between Norbord and its related parties during the normal course of business.
Brookfield
Norbord periodically engages the services of Brookfield for various financial, real estate and other business services. During the quarter, the fees for services rendered were less than $1 million (2017 – less than $1 million). Year-to-date, the fees for services rendered were less than $1 million (2017 – less than $1 million).
Other
Sales to Asian markets are handled by Interex Forest Products Ltd. (Interex), a cooperative sales company over which Norbord, as a 25% shareholder, has significant influence. During the quarter, net sales of $26 million (2017 – $17 million) were made to Interex. Year-to-date, net sales of $49 million (2017 – $30 million) were made to Interex. At period-end, $3 million (December 31, 2017 – $3 million) due from Interex was included in accounts receivable. At period-end, the investment in Interex was less than $1 million (December 31, 2017 – less than $1 million) and is included in other assets.